Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Goodwill, beginning balance	$ 6,232,770	$ 6,232,770	$ 6,232,770
Changes in goodwill		0	0
Impairment for goodwill	(6,232,770)	0	0
Goodwill, ending balance	0	6,232,770	6,232,770
Impairment as to the carrying value of goodwill		0	0
Discount rate in excess which considered cost of capital and risk premium	20.00%
Fair value of goodwill	$ 0